Statements of Consolidated Membership Interests - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital account:
Balance at beginning of period	$ 14,388	$ 13,624	$ 13,624	$ 12,719	$ 12,083
Net income	800	683	864	905	770
Capital contributions from members (Note 8)			452	425	705
Distributions to members (Note 8)			(552)	(425)	(839)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1) (Notes 1 and 8)	2	2	3	2	3
Cash flow hedges – loss on settlement (net of tax benefit of $1, $0 and $0) (Notes 1, 6 and 8)	(13)
Defined benefit pension plans (Notes 8 and 9)	2	(20)	(18)	(33)	17
Balance at end of period	15,532		14,388	13,624	12,719
Total membership interests	15,331		14,208	13,462	12,588
Accumulated Other Comprehensive Income (Loss) [Member]
Capital account:
Balance at beginning of period	(180)	(162)	(162)	(131)	(151)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1) (Notes 1 and 8)	2	2	3	2	3
Cash flow hedges – loss on settlement (net of tax benefit of $1, $0 and $0) (Notes 1, 6 and 8)			(3)	0	0
Defined benefit pension plans (Notes 8 and 9)	(2)	(20)	(18)	(33)	17
Balance at end of period			(180)	(162)	$ (131)
Total membership interests	$ (201)	$ (180)	$ (180)	$ (162)